Leases (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 2,154,092	R$ 2,216,033
LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	327,820	327,505
Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	147,051	158,314
Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	5,476,509	R$ 6,123,914
Up To Dec 2024 [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	2,883,402
Finance lease receivables	2,469,681
Up To Dec 2024 [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	69,937
Up To Dec 2024 [member] | Sale And Leaseback Of Towers [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	304,451
Up To Dec 2024 [member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	39,333
Up To Dec 2024 [member] | Leases Fiber [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	476,665
Up To Dec 2024 [member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	1,220,279
Up To Dec 2024 [member] | Leases Stores Kiosks And Real Estate [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	225,771
Up To Dec 2024 [member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	546,966
Jan 2025 Dec 2029 [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	8,801,049
Finance lease receivables	6,918,550
Jan 2025 Dec 2029 [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	295,376
Jan 2025 Dec 2029 [member] | Sale And Leaseback Of Towers [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,448,007
Jan 2025 Dec 2029 [member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	139,116
Jan 2025 Dec 2029 [member] | Leases Fiber [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	506,702
Jan 2025 Dec 2029 [member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	3,994,195
Jan 2025 Dec 2029 [member] | Leases Stores Kiosks And Real Estate [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	652,745
Jan 2025 Dec 2029 [member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	1,764,908
Jan 2030 Onwards [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	8,893,910
Finance lease receivables	7,043,288
Jan 2030 Onwards [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	215,464
Jan 2030 Onwards [member] | Sale And Leaseback Of Towers [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,624,775
Jan 2030 Onwards [member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	10,383
Jan 2030 Onwards [member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	4,039,512
Jan 2030 Onwards [member] | Leases Stores Kiosks And Real Estate [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	713,873
Jan 2030 Onwards [member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	2,289,903
Nominal Value [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	20,578,363
Finance lease receivables	16,431,521
Nominal Value [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	580,777
Nominal Value [member] | Sale And Leaseback Of Towers [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	3,377,233
Nominal Value [member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	188,832
Nominal Value [member] | Leases Fiber [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	983,368
Nominal Value [member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	9,253,986
Nominal Value [member] | Leases Stores Kiosks And Real Estate [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	1,592,389
Nominal Value [member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	4,601,778
Present Value [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	12,256,775
Finance lease receivables	10,102,683
Present Value [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	327,820
Present Value [member] | Sale And Leaseback Of Towers [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,679,221
Present Value [member] | Leases Fiber [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	147,051
Present Value [member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	5,476,509
Present Value [member] | Leases Stores Kiosks And Real Estate [member]
IfrsStatementLineItems [Line Items]
Total other lease operations	958,981
Present Value [member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	2,793,441
Present Value [member] | Lease Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations	R$ 873,752